ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other payables
Employee payroll and welfare payables		$ 13,608	$ 9,306
Other tax payable		7,663	7,084
Accrued professional, marketing and leasing fees		8,321	6,299
Other payables		9,430	5,455
Liability for advance payment of unvested options		1,465	2,917
Accrued advertising sales rebate		1,121	47
Total		41,608	31,108
Number of executive officers and employees who provided promissory notes to the entity in connection with early exercise of share options	7
Interest rate on the loans (as a percent)	5.40%
Balance of unvested share options at the end of the period		$ 1,465